UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polar Securities Inc.
           --------------------------------------------------
Address:   372 Bay Street, 21st Floor
           --------------------------------------------------
           Toronto, Ontario M5H 2N9
           --------------------------------------------------
           Canada
           --------------------------------------------------

Form 13F File Number:      028-12489
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robyn Schultz
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     416-369-4453
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Robyn Schultz          Toronto, Ontario Canada         2/16/10
       ------------------------   --------------------------     ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        147
                                               -------------

Form 13F Information Table Value Total:        $857,388
                                               -------------
                                                (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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


                                               FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY SOLE
NAME OF ISSUER                 TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------  ----------------  --------- --------  --------- ---- ---- ---------- -------- ---------------------

A C MOORE ARTS & CRAFTS INC    COM               00086T103     458     155,917   SH         SOLE                155,917
AK STL HLDG CORP               COM               001547108   4,706     220,400   SH         SOLE                220,400
ALCOA INC                      NOTE 5.25.% 3/1   013817AT8  15,627   6,000,000  PRN         SOLE              6,000,000
ALLIANT TECHSYSTEMS INC        NOTE 2.750% 2/1   018804AH7   5,703   5,000,000  PRN         SOLE              5,000,000
ALLIANT TECHSYSTEMS INC        NOTE 3.000% 8/1   018804AK0   3,781   3,000,000  PRN         SOLE              3,000,000
ARCH COAL INC                  COM               039380100     329      14,800   SH CALL    SOLE                 14,800
ARCH COAL INC                  COM               039380100     329      14,800   SH PUT     SOLE                 14,800
ARMOUR RESIDENTIAL REIT INC    *W EXP 11/07/201  042315119      55     305,800   SH         SOLE                305,800
ATLAS ACQUISITION HLDGS CORP   COM               049162100   4,582     458,200   SH         SOLE                458,200
BAKER HUGHES INC               COM               057224107   4,679     115,600   SH         SOLE                115,600
BALLY TECHNOLOGIES INC         COM               05874B107   4,781     115,800   SH         SOLE                115,800
BANK MONTREAL QUE              COM               063671101   1,062      20,000   SH PUT     SOLE                 20,000
BANK OF AMERICA CORPORATION    COM               060505104     377      25,000   SH CALL    SOLE                 25,000
BIG LOTS INC                   COM               089302103   4,881     168,421   SH         SOLE                168,421
BLACKROCK INC                  DBCV 2.625% 2/1   09247XAB7   5,854   2,500,000  PRN         SOLE              2,500,000
BLUEPHOENIX SOLUTIONS LTD      SHS               M20157109     351     138,900   SH         SOLE                138,900
BRINKER INTL INC               COM               109641100   3,485     233,600   SH         SOLE                233,600
CALIFORNIA PIZZA KITCHEN INC   COM               13054D109   5,318     395,355   SH         SOLE                395,355
CAPSTEAD MTG CORP              COM NO PAR        14067E506     743      54,400   SH CALL    SOLE                 54,400
CARNIVAL CORP                  PAIRED CTF        143658300   4,667     147,259   SH         SOLE                147,259
CELESTICA INC                  SUB VTG SHS       15101Q108  17,259   1,828,289   SH         SOLE              1,828,289
CEPHALON INC                   NOTE 2.000% 6/0   156708AP4  11,367   8,000,000  PRN         SOLE              8,000,000
CHIPOTLE MEXICAN GRILL INC     CL A              169656105   4,999      56,700   SH         SOLE                 56,700
CITIGROUP INC                  COM               172967101      70      21,000   SH CALL    SOLE                 21,000
CLARK HLDGS INC                *W EXP 02/15/201  18145M117       1      11,300   SH         SOLE                 11,300
CLIFFS NATURAL RESOURCES INC   COM               18683K101   1,844      40,000   SH CALL    SOLE                 40,000
COACH INC                      COM               189754104   4,679     128,100   SH         SOLE                128,100
COCA COLA CO                   COM               191216100   1,083      19,000   SH PUT     SOLE                 19,000
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD      20441W203   2,628      26,000   SH PUT     SOLE                 26,000
CORRIENTE RES INC              COM NEW           22027E409     810     100,000   SH         SOLE                100,000
COTT CORP QUE                  COM               22163N106   4,953     604,000   SH         SOLE                604,000
DESCARTES SYS GROUP INC        COM               249906108   7,432   1,253,368   SH         SOLE              1,253,368
DIRECTV                        COM CL A          25490A101   5,012     150,275   SH         SOLE                150,275
DOLLAR TREE INC                COM               256746108   9,477     196,204   SH         SOLE                196,204
DRIL-QUIP INC                  COM               262037104   2,259      40,000   SH CALL    SOLE                 40,000
E M C CORP MASS                COM               268648102  10,014     573,200   SH         SOLE                573,200
EQUIFAX INC                    COM               294429105  14,692     475,636   SH         SOLE                475,636
EXPEDITORS INTL WASH INC       COM               302130109   6,172     177,522   SH         SOLE                177,522
FISERV INC                     COM               337738108   9,854     203,264   SH         SOLE                203,264
FORD MTR CO DEL                NOTE 4.250%11/1   345370CN8  12,635  10,000,000  PRN         SOLE             10,000,000
FOSSIL INC                     COM               349882100   5,163     153,854   SH         SOLE                153,854
GARMIN LTD                     ORD               G37260109   1,535      50,000   SH CALL    SOLE                 50,000
GEOKINETICS INC                COM PAR $0.01     372910307   1,443     150,000   SH         SOLE                150,000
GILDAN ACTIVEWEAR INC          COM               375916103   3,970     162,823   SH         SOLE                162,823
GROUPE CGI INC                 CL A SUB VTG      39945C109  15,735   1,160,424   SH         SOLE              1,160,424
HASBRO INC                     COM               418056107   9,494     296,144   SH         SOLE                296,144
HEARTLAND EXPRESS INC          COM               422347104   8,918     584,046   SH         SOLE                584,046
HERTZ GLOBAL HOLDINGS INC      NOTE 5.20% 6/0    42805TAA3   6,694   4,100,000  PRN         SOLE              4,100,000
HEWITT ASSOCS INC              COM               42822Q100   9,369     221,700   SH         SOLE                221,700
HIBBETT SPORTS INC             COM               428567101   7,154     325,321   SH         SOLE                325,321
HOT TOPIC INC                  COM               441339108   3,776     594,593   SH         SOLE                594,593
HUBBELL INC                    CL B              443510201   5,827     123,191   SH         SOLE                123,191
HYPERCOM CORP                  COM               44913M105     789     249,000   SH         SOLE                249,000
IAC INTERACTIVECORP            COM PAR $.001     44919P508   9,951     485,880   SH         SOLE                485,880
ICICI BK LTD                   ADR               45104G104   1,806      47,900   SH CALL    SOLE                 47,900
ICICI BK LTD                   ADR               45104G104   1,886      50,000   SH PUT     SOLE                 50,000
IESI BFC LTD                   COM               44951D108   9,677     604,061   SH         SOLE                604,061
INFOGROUP INC                  COM               45670G108   6,776     844,884   SH         SOLE                844,884
INTERMEC INC                   COM               458786100  14,805   1,151,211   SH         SOLE              1,151,211
INTERNATIONAL ROYALTY CORP     COM               460277106   1,790     250,000   SH         SOLE                250,000
INTUIT                         COM               461202103   9,949     323,760   SH         SOLE                323,760
INVITROGEN CORP                NOTE 2.000% 8/0   46185RAJ9   4,641   3,000,000  PRN         SOLE              3,000,000
ISHARES INC                    MSCI MALAYSIA     464286830   2,922     275,100   SH PUT     SOLE                275,100
ISHARES INC                    MSCI JAPAN        464286848     334      34,300   SH PUT     SOLE                 34,300
ISHARES SILVER TRUST           ISHARES           46428Q109   7,481     452,300   SH CALL    SOLE                452,300
ISIS PHARMACEUTICALS INC DEL   NOTE 2.625% 2/1   464337AE4   4,254   4,178,000  PRN         SOLE              4,178,000
IVANHOE MINES LTD              COM               46579N103   2,010     137,544   SH         SOLE                137,544
JDA SOFTWARE GROUP INC         COM               46612K108   3,736     146,702   SH         SOLE                146,702
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0   472319AG7   7,977   8,000,000  PRN         SOLE              8,000,000
JETBLUE AIRWAYS CORP           COM               477143101   5,118     939,000   SH         SOLE                939,000
LANDSTAR SYS INC               COM               515098101   7,683     198,178   SH         SOLE                198,178
LAS VEGAS SANDS CORP           COM               517834107     179      12,000   SH CALL    SOLE                 12,000
LIBERTY ACQUISITION HLDGS CO   COM               53015Y107   7,290     753,914   SH         SOLE                753,914
LOWES COS INC                  COM               548661107   9,656     412,833   SH         SOLE                412,833
MANULIFE FINL CORP             COM               56501R106  11,921     650,000   SH         SOLE                650,000
MARKET VECTORS ETF TR          JR COLD MINERS E  57060U589   1,351      52,500   SH         SOLE                 52,500
MDS INC                        COM               55269P302   4,290     560,767   SH         SOLE                560,767
MICRON TECHNOLOGY INC          NOTE 4.250%10/1   595112AJ2   5,481   2,500,000  PRN         SOLE              2,500,000
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0   595112AH6   2,431   2,500,000  PRN         SOLE              2,500,000
MINDSPEED TECHNOLOGIES INC     COM NEW           602682205   4,212     898,172   SH         SOLE                898,172
MINEFINDERS LTD                NOTE 4.500%12/1   602900AB8   3,410   3,100,000  PRN         SOLE              3,100,000
MIPS TECHNOLOGIES INC          COM               604567107   7,343   1,680,242   SH         SOLE              1,680,242
MYRIAD GENETICS INC            COM               62855J104   2,384      91,393   SH         SOLE                 91,393
NAM TAI ELECTRS INC            COM PAR $0.02     629865205     458      87,600   SH         SOLE                 87,600
NAVIOS MARITIME ACQUIS CORP    SHS               Y62159101   7,285     741,065   SH         SOLE                741,065
NAVISTAR INTL CORP NEW         COM               63934E108   2,383      61,650   SH         SOLE                 61,650
NORTH ASIA INVESTMENT CORP     *W EXP 07/23/201  G66202113      49     150,000   SH         SOLE                150,000
O CHARLEYS INC                 COM               670823103   4,958     756,888   SH         SOLE                756,888
O2MICRO INTERNATIONAL LTD      SPONS ADR         67107W100   3,425     654,823   SH         SOLE                654,823
OILSANDS QUEST INC             *W EXP 05/12/201  678046129      42      98,500   SH         SOLE                 98,500
OMNICARE INC                   COM               681904108   8,887     367,533   SH         SOLE                367,533
OPEN TEXT CORP                 COM               683715109     439      10,800   SH CALL    SOLE                 10,800
OPEN TEXT CORP                 COM               683715109   2,081      51,200   SH PUT     SOLE                 51,200
OVERTURE ACQUISITION CORP      SHS               G6830P100   7,541     753,009   SH         SOLE                753,009
PALL CORP                      COM               696429307  10,174     281,050   SH         SOLE                281,050
PAN AMERICAN SILVER CORP       COM               697900108   1,508      60,785   SH         SOLE                 60,785
PAYCHEX INC                    COM               704326107  11,793     384,900   SH         SOLE                384,900
PENGROWTH ENERGY TR            TR UNIT NEW       706902509   3,852     400,000   SH         SOLE                400,000
PENN NATL GAMING INC           COM               707569109   9,484     348,800   SH         SOLE                348,800
PIER 1 IMPORTS INC             COM               720279108   4,272     839,349   SH         SOLE                839,349
POTASH CORP SASK INC           COM               73755L107   4,752      43,800   SH         SOLE                 43,800
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105   1,847      75,000   SH CALL    SOLE                 75,000
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105   1,847      75,000   SH PUT     SOLE                 75,000
POWERSHARES DB US DOLLAR INDEX DOLL INDX BULL    73936D107   3,097     134,200   SH PUT     SOLE                134,200
QUANEX BUILDING PRODUCTS COR   COM               747619104   5,749     338,800   SH         SOLE                338,800
QUANTA SVCS INC                NOTE 3.750% 4/3   74762EAE2   5,519   5,000,000  PRN         SOLE              5,000,000
QWEST COMMUNICATIONS INTL IN   COM               749121109     842     200,000   SH         SOLE                200,000
REGIS CORP MINN                NOTE 5.000% 7/1   758932AA5   3,086   2,500,000  PRN         SOLE              2,500,000
REPUBLIC SVCS INC              COM               760759100   6,620     233,847   SH         SOLE                233,847
RESEARCH IN MOTION LTD         COM               760975102  13,547     200,577   SH         SOLE                200,577
RICHARDSON ELECTRS LTD         COM               763165107     682     116,106   SH         SOLE                116,106
ROCKWOOD HLDGS INC             COM               774415103   5,418     229,966   SH         SOLE                229,966
RUBY TUESDAY INC               COM               781182100   4,436     616,100   SH         SOLE                616,100
SAPPHIRE INDUSTRIALS CORP      COM               80306T109   7,672     764,120   SH         SOLE                764,120
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201  80306T117      12     100,000   SH         SOLE                100,000
SCHEIN HENRY INC               NOTE 3.00% 8/1    806407AB8   7,712   6,500,000  PRN         SOLE              6,500,000
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605  15,853   1,100,900   SH CALL    SOLE              1,100,900
SILVER WHEATON CORP            COM               828336107   1,264      84,141   SH         SOLE                 84,141
SMUCKER J M CO                 COM NEW           832696405   4,731      76,614   SH         SOLE                 76,614
SONIC AUTOMOTIVE INC           CL A              83545G102   2,872     276,400   SH         SOLE                276,400
SONIC AUTOMOTIVE INC           NOTE 5.000%10/0   83545GAQ5   8,625   8,000,000  PRN         SOLE              8,000,000
SPDR GOLD TRUST                GOLD SHS          78463V107  67,981     633,500   SH PUT     SOLE                633,500
SPDR TR                        UNIT SER 1        78462F103  33,432     300,000   SH PUT     SOLE                300,000
SPORTS PPTYS ACQUISITION COR   COM               84920F107   4,653     468,930   SH         SOLE                468,930
STANTEC INC                    COM               85472N109   3,194     110,737   SH         SOLE                110,737
STEEL DYNAMICS INC             COM               858119100   4,799     270,800   SH         SOLE                270,800
SUPERGEN INC                   COM               868059106     102      39,000   SH CALL    SOLE                 39,000
SXC HEALTH SOLUTIONS CORP      COM               78505P100   5,703     105,707   SH         SOLE                105,707
SYBASE INC                     NOTE 1.750% 2/2   871130AB6  12,166   7,000,000  PRN         SOLE              7,000,000
SYMANTEC CORP                  COM               871503108  11,832     661,355   SH         SOLE                661,355
TALEO CORP                     CL A              87424N104   3,667     155,900   SH         SOLE                155,900
TECK RESOURCES LTD             CL B              878742204  16,173     462,482   SH         SOLE                462,482
TEXAS ROADHOUSE INC            COM               882681109   4,101     365,200   SH         SOLE                365,200
THESTREET COM                  COM               88368Q103     109      45,594   SH         SOLE                 45,594
THOMAS & BETTS CORP            COM               884315102   4,786     133,725   SH         SOLE                133,725
TITAN MACHY INC                COM               88830R101   4,518     391,500   SH         SOLE                391,500
TRANSGLOBE ENERGY CORP         COM               893662106   1,753     526,300   SH         SOLE                526,300
TRIAN ACQUISITION I CORP       COM               89582E108   5,912     600,800   SH         SOLE                600,800
UNITED STATES NATL GAS FUND    UNIT              912318102     881      87,400   SH CALL    SOLE                 87,400
UNITED STATES OIL FUND LP      UNITS             91232N108   3,700      94,200   SH         SOLE                 94,200
UNIVERSAL FST PRODS INC        COM               913543104   4,664     126,700   SH         SOLE                126,700
UQM TECHNOLOGIES INC           COM               903213106   2,386     348,296   SH         SOLE                348,296
VALUECLICK INC                 COM               92046N102   3,031     299,549   SH         SOLE                299,549
WEATHERFORD INTERNATIONAL LT   REG               H27013103   7,082     395,400   SH         SOLE                395,400
WESTERN UN CO                  COM               959802109  11,693     620,340   SH         SOLE                620,340
WESTPORT INNOVATIONS INC       COM NEW           960908309   1,828     157,900   SH         SOLE                157,900
YAHOO INC                      COM               984332106  10,809     644,163   SH         SOLE                644,163

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